Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of components of (loss) profit before income tax benefits (expenses) are summarized
	For the Years Ended December 31,
	2022	2021	2020
PRC	$(1,243,361)	$631,917	$4,976,484
Non-PRC	(1,306,645)	(742,670)	(34,600)
Total	$(2,550,006)	$(110,753)	$4,941,884

Schedule of income tax expenses
	For the Years Ended December 31,
	2022	2021	2020
Current income tax expenses	$(138,188)	$(997,198)	$(543,211)
Deferred income tax benefits	(134,125)	1,346,616	58,424
Income tax benefits (expenses)	$(272,313)	$349,418	$(484,787)

Schedule of reconciliation of statutory tax rate to effective tax rate
	For the Years Ended December 31,
	2022	2021	2020
PRC statutory income tax rate	25%	25%	25%
Effect of different income tax rates in other jurisdictions	(2.11)%	(34.11)%	0%
Effect of preferential tax benefits	12.72%	167.36%	(13.96)%
Effect of non-deductible expenses	(1.22)%	(54.84)%	0.35%
Effect of research and development credits	3.06%	104.55%	(1.47)%
Effect of deferred tax rate change	(34.22)%	107.53%	0%
Effect of changes in valuation allowance	(13.91)%	0%	0%
Effective tax rate	(10.68)%	315.49%	9.81%

Schedule of deferred tax assets
	December 31, 2022	December 31, 2021
Deferred tax assets:
Excess advertising expense	$842,295	$911,799
Deferred Intangible assets amortization	25,790	33,590
Net operating loss carrying forward	1,052,209	1,079,962
Share-based compensation	178,764	156,928
Doubtful allowance against accounts receivable	51,817	-
Changes in fair value of short-term investments	50,502	-
Downward adjustments in investments in an equity security	13,733	-
Lease liabilities	71,024	31,615
Less: Deferred tax liability - Right of use assets	(81,910)	(37,184)
Less: Valuation allowance on deferred tax assets	(339,495)	-
Deferred tax assets, net	$1,864,729	$2,176,710
Deferred tax liability
Software acquired in business combination	208,200	-
	$208,200	$-